Financial Risk Management (Details) - Liquidity risk [member] RM in Millions	Jun. 30, 2024 MYR (RM)
Financial Risk Management [Line Items]
Cash and bank balances	RM 3.8
Current assets	29.4
Current liabilities	RM 13.8